Leasing - Future lease payments receivable (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Leasing
Gross investment	kr 97	kr 152
Present value of minimum lease payments	89	137
Unearned finance income	8	15
Within 1 year
Leasing
Gross investment	20	36
Present value of minimum lease payments	20	35
Between 1 and 5 years
Leasing
Gross investment	77	116
Present value of minimum lease payments	69	102
More than 5 years
Leasing
Gross investment	0	0
Present value of minimum lease payments	kr 0	kr 0